Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income (loss) attributable to AK Steel Holding Corporation	$ (80.4)	$ 22.3	$ 77.2	$ 84.4	$ (46.7)	$ 27.8	$ 27.8	$ (25.7)	$ 103.5	$ (16.8)	$ (652.3)
Less: distributed earnings to common stockholders and holders of certain stock compensation awards									0.0	0.0	0.0
Undistributed earnings (loss)									103.5	(16.8)	(652.3)
Common stockholders earnings - basic [Abstract]
Distributed earnings to common stockholders									0.0	0.0	0.0
Undistributed earnings (loss) to common stockholders - basic									103.5	(16.7)	(650.1)
Common stockholders earnings (loss) - basic									103.5	(16.7)	(650.1)
Common stockholders earnings - diluted [Abstract]
Distributed earnings to common stockholders									0.0	0.0	0.0
Undistributed earnings to common stockholders - diluted									103.5	(16.7)	(650.1)
Common stockholders earnings - diluted									$ 103.5	$ (16.7)	$ (650.1)
Common shares outstanding (weighted-average shares in millions) [Abstract]
Common shares outstanding for basic earnings per share (in shares)									314.3	230.0	177.2
Effect of exchangeable debt									4.5	0.0	0.0
Effect of dilutive stock-based compensation (in shares)									0.9	0.0	0.0
Common shares outstanding for diluted earnings per share (in shares)									319.7	230.0	177.2
Basic earnings per share [Abstract]
Distributed earnings - basic (in dollars per share)									$ 0.00	$ 0.00	$ 0.00
Undistributed earnings (loss) - basic (in dollars per share)									0.33	(0.07)	(3.67)
Basic earnings (loss) per share (in dollars per share)	$ (0.26)	$ 0.07	$ 0.25	$ 0.27					0.33	(0.07)	(3.67)
Diluted earnings per share [Abstract]
Distributed earnings - diluted (in dollars per share)									0.00	0.00	0.00
Undistributed earnings (loss) - diluted (in dollars per share)									0.32	(0.07)	(3.67)
Diluted earnings (loss) per share (in dollars per share)	$ (0.26)	$ 0.07	$ 0.24	$ 0.26					$ 0.32	$ (0.07)	$ (3.67)
Potentially issuable common shares excluded from earnings per share calculation due to anti-dilutive effect (in millions of shares)									1.4	3.0	3.6